Trade and other receivables (Tables)	3 Months Ended
Mar. 31, 2024
Trade and other receivables
Trade and other receivables

	March 31,	December 31,
	2024	2023
	$’000	$’000

Current
Trade receivables	258,378	233,528
Less: impairment provisions	(22,822)	(21,205)
Net trade receivables(a)	235,556	212,323
Other receivables(b)	41,789	317,452
Prepaid land rent	1,153	1,016
Other prepaid expenses	27,852	29,979
Advance payments	30,278	33,364
Withholding tax receivables	1,321	1,362
VAT receivables	13,705	12,339
	351,654	607,835
Non‑current
Accrued income and lease incentive	72,103	71,891
Other tax receivables	6,722	7,116
Payment in advance for property, plant and equipment	40,677	61,874
Contingent consideration receivable(c)	6,203	6,411
	125,705	147,292
(a)	The fair value is equal to their carrying amount.
(b)	Included in other receivables are short-term fixed deposits which are not classified as cash and cash equivalents as it exceeds the three-month maturity period. Most of these deposits were withdrawn in the current period and reclassified to cash and cash equivalents.
(c)	Receivable on the I-Systems Soluções de Infraestrutura S.A. acquisition. The balance increased since acquisition due to foreign exchange movements.